Consolidated Statements of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 5		$ 1,241	$ (90)	$ 130	$ 1,286		$ 1,286
Balance, shares at Dec. 31, 2021	9,000
Dividends declared to the former shareholders					(1,480)	(1,480)		(1,480)
Foreign currency translation adjustment				18		18		18
Net income for the year					1,527	1,527		1,527
Balance at Dec. 31, 2022	$ 5		1,241	(72)	177	1,351		1,351
Balance, shares at Dec. 31, 2022	9,000
Foreign currency translation adjustment				71		71		71
Net income for the year					1,629	1,629		1,629
Balance at Dec. 31, 2023	$ 5		1,241	(1)	1,806	3,051		3,051
Balance, shares at Dec. 31, 2023	9,000
Foreign currency translation adjustment				(126)		(126)		(126)
Net income for the year					8	8		8
Issuance of new shares		[1]	5,942			5,942		5,942
Issuance of new shares, shares	875
Balance at Dec. 31, 2024	$ 5		$ 7,183	$ (127)	$ 1,814	$ 8,875		$ 8,875
Balance, shares at Dec. 31, 2024	9,875

[1]	These are related to the figures which are immaterial.